GENERAL (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
General [Line Items]
Restructuring costs			$ 4,608
Restructuring reserve	1,231		3,712
Deferred tax asset before valuation allowance	13,635
Valuation allowance	4,037
Maximum borrowing capacity under the credit agreement	113,700
Credit agreement, expiration date	Mar. 14, 2016
Credit agreement, outstanding amount	91,600
Bank guarantees, amount outstanding	29,997
Operating losses	17,370	11,586
Negative cash flows from operations	13,410	9,876
Cash, cash equivalents, short term back deposits and long-term marketable securities	44,826
Argentina and Venezuela [Member]
General [Line Items]
Cash, cash equivalents, short term back deposits and long-term marketable securities	18,159
Credit Loans [Member]
General [Line Items]
Maximum borrowing capacity under the credit agreement	73,500
Credit agreement, outstanding amount	61,600
Bank Guarantees [Member]
General [Line Items]
Maximum borrowing capacity under the credit agreement	$ 40,200